SCHEDULE II CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2018
SCHEDULE II CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

ALLIANCE DATA SYSTEMS CORPORATION

CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

	Balance at	Charged to	Charged to	Write-Offs	Balance at
	Beginning of	Costs and	Other	Net of	End of
Description	Year	Expenses	Accounts	Recoveries (1)	Year
	(In millions)
Allowance for Doubtful Accounts—Accounts receivable:
Year Ended December 31, 2018	$0.1	$0.4	$—	$(0.1)	$0.4
Year Ended December 31, 2017	$0.3	$0.1	$(0.1)	$(0.2)	$0.1
Year Ended December 31, 2016	$0.6	$0.1	$—	$(0.4)	$0.3

(1)	Accounts written off during the year, net of recoveries and foreign exchange impact.